Columbia Variable Portfolio – Small Cap Value Discovery Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Discovery Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 1.9%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	48,660	867,121
Entertainment 0.2%
Gaia, Inc.(a)	137,233	380,136
Playstudios, Inc.(a)	482,487	226,383
Total		606,519
Interactive Media & Services 0.7%
Fubotv, Inc., Class A(a)	164,961	1,560,530
Webtoon Entertainment, Inc.(a)	142,186	1,306,689
Total		2,867,219
Media 0.8%
Criteo SA, ADR(a)	79,410	1,423,821
DoubleVerify Holdings, Inc.(a)	202,620	1,924,890
Total		3,348,711
Total Communication Services		7,689,570
Consumer Discretionary 11.7%
Automobile Components 1.4%
Fox Factory Holding Corp.(a)	59,410	977,889
Gentherm, Inc.(a)	55,973	1,554,930
Visteon Corp.	32,585	2,968,819
Total		5,501,638
Automobiles 0.3%
Winnebago Industries, Inc.	42,740	1,324,513
Distributors 0.4%
Educational Development Corp.(a)	73,074	92,073
Gold.com, Inc.	40,860	1,637,669
Total		1,729,742
Diversified Consumer Services 0.1%
Kindercare Learning Cos, Inc.(a)	165,993	365,185
Household Durables 4.0%
Beazer Homes USA, Inc.(a)	46,150	887,926
Cavco Industries, Inc.(a)	3,118	1,510,016
Century Communities, Inc.	42,581	2,443,298
Ethan Allen Interiors, Inc.	43,738	973,608
Hamilton Beach Brands Holding Co.	67,796	1,284,734
Common Stocks (continued)
Issuer	Shares	Value ($)
Helen of Troy Ltd.(a)	88,530	1,276,603
Hooker Furnishings Corp.	65,826	847,839
Legacy Housing Corp.(a)	62,394	1,274,709
Lifetime Brands, Inc.	136,727	784,813
Meritage Homes Corp.	69,870	4,320,761
Universal Electronics, Inc.(a)	129,529	533,659
Total		16,137,966
Leisure Products 1.3%
Polaris, Inc.	64,333	3,506,149
YETI Holdings, Inc.(a)	39,794	1,456,062
Total		4,962,211
Specialty Retail 2.7%
Advance Auto Parts, Inc.	71,477	3,770,412
America’s Car-Mart, Inc.(a)	39,900	507,927
Brilliant Earth Group, Inc., Class A	119,628	159,105
Designer Brands, Inc.	194,767	1,108,224
National Vision Holdings, Inc.(a)	115,753	2,998,003
OneWater Marine, Inc., Class A(a)	88,431	835,673
Stitch Fix, Inc., Class A(a)	188,687	624,554
Zumiez, Inc.(a)	41,310	915,429
Total		10,919,327
Textiles, Apparel & Luxury Goods 1.5%
Carter’s, Inc.	54,150	1,936,404
Culp, Inc.(a)	141,144	386,734
Fossil Group, Inc.(a)	171,493	739,135
Movado Group, Inc.	81,579	1,992,159
Oxford Industries, Inc.	23,870	919,234
Total		5,973,666
Total Consumer Discretionary		46,914,248
Consumer Staples 4.4%
Beverages 0.7%
Boston Beer Co., Inc. (The), Class A(a)	8,251	1,901,030
MGP Ingredients, Inc.	58,486	1,075,558
Total		2,976,588

Columbia Variable Portfolio – Small Cap Value Discovery Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Discovery Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.3%
Andersons, Inc. (The)	50,065	3,593,666
Grocery Outlet Holding Corp.(a)	197,640	1,393,362
Total		4,987,028
Food Products 1.7%
Dole PLC	146,590	2,094,771
John B. Sanfilippo & Son, Inc.	17,951	1,424,053
Simply Good Foods Co. (The)(a)	153,860	2,207,891
Utz Brands, Inc.	141,560	1,121,155
Total		6,847,870
Personal Care Products 0.7%
Coty, Inc., Class A(a)	408,760	821,607
Edgewell Personal Care Co.	72,046	1,537,462
Honest Co., Inc. (The)(a)	210,081	617,638
Total		2,976,707
Total Consumer Staples		17,788,193
Energy 8.2%
Energy Equipment & Services 2.3%
Atlas Energy Solutions, Inc.	183,870	2,412,374
DMC Global Inc(a)	110,433	575,356
Natural Gas Services Group, Inc.	50,002	1,887,075
Pason Systems, Inc.	123,949	1,179,703
ProPetro Holding Corp.(a)	115,272	1,661,070
Tetra Technologies, Inc.(a)	196,058	1,670,414
Total		9,385,992
Oil, Gas & Consumable Fuels 5.9%
Delek U.S. Holdings, Inc.	69,140	3,116,140
FutureFuel Corp.	16,008	61,631
Green Plains, Inc.(a)	99,060	1,629,537
Infinity Natural Resources, Inc., Class A(a)	70,320	1,238,335
Kinetik Holdings, Inc.	70,897	3,432,124
PBF Energy, Inc., Class A	92,930	4,425,327
Ring Energy, Inc.(a)	992,752	1,518,911
Scorpio Tankers, Inc.	51,940	3,877,840
Talos Energy, Inc.(a)	172,756	2,722,634
W&T Offshore, Inc.	466,086	1,589,353
Total		23,611,832
Total Energy		32,997,824
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.6%
Banks 6.7%
Banc of California, Inc.	182,560	3,209,405
Bank of Marin Bancorp	51,896	1,330,094
BankUnited, Inc.	84,252	3,804,820
CNB Financial Corp.	51,040	1,478,118
First Foundation, Inc.(a)	161,474	952,697
FirstSun Capital Bancorp(a)	20,452	745,680
Hilltop Holdings, Inc.	68,150	2,441,133
MVB Financial Corp.	35,691	886,208
Northrim BanCorp, Inc.	38,720	885,914
Provident Financial Holdings, Inc.	42,761	689,307
Riverview Bancorp, Inc.	133,780	735,790
Shore Bancshares, Inc.	54,670	1,021,236
Southern First Bancshares, Inc.(a)	39,736	2,165,612
Towne Bank	69,417	2,337,270
WaFd, Inc.	94,773	2,975,872
Western New England Bancorp, Inc.	105,873	1,368,938
Total		27,028,094
Capital Markets 0.8%
StoneX Group, Inc.(a)	38,218	3,082,282
Financial Services 6.9%
Alerus Financial Corp.	56,995	1,351,351
Banco Latinoamericano de Comercio Exterior SA, Class E	44,781	2,287,413
Essent Group Ltd.	69,753	4,076,365
Euronet Worldwide, Inc.(a)	38,518	2,556,440
EVERTEC, Inc.	70,386	1,986,293
Flywire Corp.(a)	182,930	2,129,305
Pagseguro Digital Ltd., Class A	173,340	1,736,867
Payoneer Global, Inc.(a)	394,297	1,904,455
PennyMac Financial Services, Inc.	39,520	3,454,048
Security National Financial Corp., Class A(a)	107,997	1,023,812
Walker & Dunlop, Inc.	53,890	2,391,638
Western Union Co. (The)	302,060	2,636,984
Total		27,534,971
Columbia Variable Portfolio – Small Cap Value Discovery Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Discovery Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.7%
F&G Annuities & Life, Inc.	136,019	3,444,001
Global Indemnity Group LLC	50,221	1,367,518
Greenlight Capital Re Ltd., Class A(a)	96,599	1,670,197
Horace Mann Educators Corp.	51,014	2,177,277
Neptune Insurance Holdings, Inc., Class A(a)	93,062	2,251,170
Total		10,910,163
Mortgage Real Estate Investment Trusts (REITs) 1.5%
ARMOUR Residential REIT, Inc.	159,180	2,655,122
Dynex Capital, Inc.	166,070	2,119,053
Orchid Island Capital, Inc.	164,670	1,157,630
Total		5,931,805
Total Financials		74,487,315
Health Care 7.7%
Biotechnology 0.6%
Annexon, Inc.(a)	290,321	1,608,378
Atossa Therapeutics, Inc.(a)	37,883	199,265
Compass Pathways PLC, ADR(a)	83,950	464,243
Total		2,271,886
Health Care Equipment & Supplies 2.3%
Avanos Medical, Inc.(a)	72,910	1,021,469
CONMED Corp.	13,643	482,417
Embecta Corp.	103,293	913,110
Inogen, Inc.(a)	120,630	745,493
Neogen Corp.(a)	239,588	2,225,773
Teleflex, Inc.	31,700	3,791,637
Total		9,179,899
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.(a)	81,980	1,917,512
AdaptHealth Corp.(a)	60,831	723,889
Ardent Health, Inc.(a)	169,377	1,449,867
Astrana Health, Inc.(a)	64,140	1,572,713
Fulgent Genetics, Inc.(a)	74,252	1,180,607
PACS Group, Inc.(a)	109,301	3,510,748
Viemed Healthcare, Inc.(a)	106,020	976,444
Total		11,331,780
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.8%
Certara, Inc.(a)	206,880	1,179,216
Teladoc Health, Inc.(a)	259,100	1,412,095
TruBridge, Inc.(a)	43,565	637,792
Total		3,229,103
Life Sciences Tools & Services 0.9%
Bruker Corp.	56,810	2,051,977
Codexis, Inc.(a)	498,560	812,653
Quanterix Corp.(a)	163,435	575,291
Total		3,439,921
Pharmaceuticals 0.3%
ANI Pharmaceuticals, Inc.(a)	16,689	1,283,384
Total Health Care		30,735,973
Industrials 17.1%
Air Freight & Logistics 0.4%
Radiant Logistics, Inc.(a)	200,721	1,415,083
Building Products 1.1%
UFP Industries, Inc.	48,476	4,465,609
Commercial Services & Supplies 1.2%
ACCO Brands Corp.	232,730	698,190
Healthcare Services Group, Inc.(a)	109,050	2,022,878
HNI Corp.	55,873	1,865,599
Total		4,586,667
Electrical Equipment 1.1%
GrafTech International Ltd.(a)	51,889	351,807
Shoals Technologies Group, Inc., Class A(a)	235,370	1,548,735
Thermon(a)	52,462	2,644,085
Total		4,544,627
Ground Transportation 3.3%
ArcBest Corp.	34,860	3,428,830
Heartland Express, Inc.	131,824	1,370,970
Knight-Swift Transportation Holdings, Inc.	76,330	4,395,081
Marten Transport Ltd.	126,050	1,655,037
Werner Enterprises, Inc.	86,230	2,536,024
Total		13,385,942

Columbia Variable Portfolio – Small Cap Value Discovery Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Discovery Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.7%
Energy Recovery, Inc.(a)	104,847	1,055,809
Gates Industrial Corp. PLC(a)	161,730	3,656,716
Greenbrier Companies, Inc. (The)	52,106	2,743,381
Hurco Companies, Inc.(a)	40,067	589,386
JBT Marel Corp.	34,430	4,402,564
Mayville Engineering Co., Inc.(a)	51,900	931,605
Nano Dimension Ltd., ADR(a)	722,271	1,227,861
Omega Flex, Inc.	30,005	931,355
Taylor Devices, Inc.(a)	17,760	1,012,320
Twin Disc, Inc.	62,846	947,089
Wabash National Corp.	152,810	1,317,222
Total		18,815,308
Marine Transportation 2.3%
Costamare Bulkers Holdings Ltd.(a)	55,834	863,752
Costamare, Inc.	120,105	2,029,775
Kirby Corp.(a)	36,938	4,908,321
Safe Bulkers, Inc.	188,765	1,194,882
Total		8,996,730
Passenger Airlines 0.5%
Alaska Air Group, Inc.(a)	53,330	1,961,477
Professional Services 2.3%
Alight, Inc., Class A	1,336,697	778,893
CBIZ, Inc.(a)	82,300	2,209,755
IBEX Ltd.(a)	41,546	1,114,264
ICF International, Inc.	23,300	1,521,257
Korn/Ferry International	46,970	2,956,762
Verra Mobility Corp.(a)	54,838	783,635
Total		9,364,566
Trading Companies & Distributors 0.2%
BlueLinx Holdings, Inc.(a)	14,629	792,599
Total Industrials		68,328,608
Information Technology 6.2%
Electronic Equipment, Instruments & Components 4.2%
Airgain, Inc.(a)	104,423	574,327
Littelfuse, Inc.	13,140	4,459,059
Luna Innovations, Inc.(a)	439,777	483,755
Methode Electronics, Inc.	283,808	1,566,620
Common Stocks (continued)
Issuer	Shares	Value ($)
Rogers Corp.(a)	22,250	2,388,092
Vishay Intertechnology, Inc.	154,680	2,784,240
Vishay Precision Group, Inc.(a)	21,126	917,291
Vontier Corp.	96,050	3,406,893
Total		16,580,277
IT Services 0.9%
ASGN, Inc.(a)	64,895	2,512,085
BigCommerce Holdings, Inc.(a)	253,450	676,712
Grid Dynamics Holdings, Inc.(a)	102,430	583,851
Total		3,772,648
Semiconductors & Semiconductor Equipment 0.5%
inTEST Corp.(a)	77,842	1,062,543
MagnaChip Semiconductor Corp.(a)	235,318	658,891
Valens Semiconductor Ltd.(a)	221,980	250,837
Total		1,972,271
Software 0.6%
Cognyte Software Ltd.(a)	112,409	910,513
Mitek Systems, Inc.(a)	100,728	1,359,828
Upland Software, Inc.(a)	201,054	133,902
Total		2,404,243
Total Information Technology		24,729,439
Materials 8.0%
Chemicals 3.1%
Aspen Aerogels, Inc.(a)	206,330	705,649
Chemours Co. (The)	136,623	3,009,805
Ecovyst, Inc.(a)	194,900	2,506,414
Koppers Holdings, Inc.	32,130	1,242,788
Minerals Technologies, Inc.	45,360	3,216,931
Stepan Co.	38,010	1,899,740
Total		12,581,327
Containers & Packaging 1.0%
Greif, Inc., Class A	37,631	2,523,911
Myers Industries, Inc.	73,140	1,549,105
Total		4,073,016
Columbia Variable Portfolio – Small Cap Value Discovery Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Discovery Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 3.6%
Ampco-Pittsburgh Corp.(a)	173,949	1,168,937
Centerra Gold, Inc.	176,250	3,134,516
Compass Minerals International, Inc.(a)	52,380	1,223,073
Ferroglobe PLC	284,299	1,171,312
Metallus, Inc.(a)	87,878	1,435,927
Ryerson Holding Corp.	81,446	1,830,906
Torex Gold Resources, Inc.	67,344	3,091,017
Vizsla Silver Corp.(a)	380,511	1,260,985
Total		14,316,673
Paper & Forest Products 0.3%
Clearwater Paper Corp.(a)	33,204	477,473
Magnera Corp.(a)	60,833	578,522
Total		1,055,995
Total Materials		32,027,011
Real Estate 13.5%
Diversified REITs 0.9%
AH Realty Trust, Inc.	211,830	1,165,065
American Assets Trust, Inc.	122,737	2,259,588
Total		3,424,653
Health Care REITs 0.3%
Community Healthcare Trust, Inc.	73,420	1,166,644
Hotel & Resort REITs 1.5%
Chatham Lodging Trust	159,440	1,254,793
Park Hotels & Resorts, Inc.	203,640	2,144,329
RLJ Lodging Trust	369,500	2,741,690
Total		6,140,812
Industrial REITs 0.7%
Americold Realty Trust, Inc.	249,655	2,861,046
Office REITs 4.1%
Brandywine Realty Trust	582,250	1,577,897
COPT Defense Properties	111,310	3,406,086
Douglas Emmett, Inc.	234,190	2,206,070
Empire State Realty Trust, Inc., Class A	347,420	1,806,584
Highwoods Properties, Inc.	116,020	2,483,988
Hudson Pacific Properties, Inc.(a)	124,460	735,559
Common Stocks (continued)
Issuer	Shares	Value ($)
Kilroy Realty Corp.	100,590	2,837,644
Piedmont Realty Trust, Inc.(a)	222,632	1,462,692
Total		16,516,520
Real Estate Management & Development 2.2%
Cushman & Wakefield Ltd.(a)	284,610	3,489,319
Douglas Elliman, Inc.(a)	487,398	799,333
Forestar Group, Inc.(a)	68,670	1,678,295
Newmark Group, Inc., Class A	176,052	2,639,019
Total		8,605,966
Retail REITs 2.2%
FrontView REIT, Inc.	60,390	934,233
Kite Realty Group Trust	170,230	4,179,147
Macerich Co. (The)	149,550	2,826,495
Saul Centers, Inc.	28,216	919,277
Total		8,859,152
Specialized REITs 1.6%
Rayonier, Inc.	209,919	4,328,530
Safehold, Inc.	147,690	1,998,246
Total		6,326,776
Total Real Estate		53,901,569
Utilities 1.6%
Gas Utilities 1.6%
National Fuel Gas Co.	53,215	5,000,082
RGC Resources, Inc.	60,560	1,335,348
Total		6,335,430
Total Utilities		6,335,430
Total Common Stocks (Cost $395,361,647)		395,935,180

Exchange-Traded Equity Funds 0.4%
	Shares	Value ($)
U.S. Small Cap 0.4%
iShares Russell 2000 Value ETF	8,360	1,584,972
Total Exchange-Traded Equity Funds (Cost $1,578,526)		1,584,972

Columbia Variable Portfolio – Small Cap Value Discovery Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Discovery Fund, March 31, 2026 (Unaudited)
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	1,399,040	1,398,481
Total Money Market Funds (Cost $1,398,535)		1,398,481
Total Investments in Securities (Cost: $398,338,708)		398,918,633
Other Assets & Liabilities, Net		1,277,255
Net Assets		400,195,888
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	1,236,675	18,433,028	(18,271,169)	(53)	1,398,481	(312)	10,944	1,399,040
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Small Cap Value Discovery Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7024_(05/26)